Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

July 2023 Public Offering

On July 26, 2023, the Company completed a public offering of 3,256,060 shares of common stock, pre-funded warrants (the “Pre-Funded Warrants”) to purchase 9,471,213 shares of common stock and common warrants (the “Common Warrants”) to purchase 12,727,273 shares of common stock at a combined public offering price of $0.165 per share which resulted in gross proceeds of $2.1 million (the “July 2023 Offering”). The Pre-Funded Warrants are exercisable immediately, may be exercised at any time until all Pre-Funded Warrants are exercised in full, and have an exercise price of $0.0001 per share. The Common Warrants are exercisable immediately for a term of five-years and have an exercise price of $0.165 per share.

Warrants

On July 26, 2023, in connection with the July 2023 Offering, the Company amended the exercise price and the expiration date of certain warrants to purchase 1,377,996 shares of common stock for three investors from $1.00 to $0.165 per share, and April 28, 2028 to July 26, 2028, respectively.

On August 2, August 8 and September 8, 2023, an investor in the July 2023 Offering exercised pre-funded warrants to purchase 9,471,213 shares of common stock at an exercise price of $0.0001 per share for total proceeds of $947.

Redemption of Series A Convertible Preferred Stock

On August 3, 2023, the Company entered into a redemption agreement and release with an investor which resulted in the Company redeeming 150 shares of Series A Convertible Preferred Stock and warrants to purchase 86,250 shares of common stock at an exercise price of $2.00 per share, for a cash payment of $230,000.

Inducement Offer

On September 14, 2023, 7,121,213 existing warrants were exercised for shares of the Company’s common stock at a reduced exercise price of $0.1357, pursuant to a limited time inducement offer. As a result, the Company issued 7,121,213 shares of common stock, plus 7,121,213 new inducement warrants with an exercise price of $0.1357 and received gross proceeds of approximately $966,000. The new inducement warrants become exercisable on the six-month anniversary of their issuance and may be exercised for a period of five years therefrom.

Note 13 – Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

License Agreements

On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”). Waiver A is contingent upon (i) forgiveness by the Company of $351,579 in aggregate principal amount outstanding under the Note, and (ii) a cash payment by the Company to L&F in the amount of $648,421, on or before March 31, 2023. Waiver B is contingent upon a cash payment by the Company to L&F in the amount of $500,000 on or before the earlier of (x) January 31, 2024, and (y) ten business days from the date that the Company receives net proceeds of at least $30,000,000 from the issuance of new equity capital. All other terms of the License Agreement remain in effect.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A, which also has the effect of canceling the Note Receivable and the Put Option.

Stock Option Grants

On January 27, 2023, the Company granted ten-year stock options to purchase 100,000 shares of Successor common stock to its newly appointed Chief Medical Officer and Senior Vice President of Medical Affairs as inducement for entering into employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4) under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.11 per share.

On March 10, 2023, the Company granted ten-year stock options to purchase 13,000 shares of Successor common stock to employees of the Company under the 2022 Plan. The stock options vest annually over three years and have an exercise price of $2.26 per share. Of the 13,000 shares, 5,000 shares were issued to the son of an Executive Officer of the Company.

Effectiveness Failure

On or about February 20, 2023, the Company failed to have the SEC declare a registration statement effective (the “Effectiveness Failure”) which covered the PIPE registrable securities within the time period prescribed by the PIPE Securities Purchase Agreement (the “SPA”). The SPA entitles the PIPE investors to receive Registration Delay Payments equal to 1.5% of each investor’s purchase price on the date of the Effectiveness Failure and every thirty days thereafter that the Effectiveness Failure persists. Failure to make the Registration Delay Payments on a timely basis results in the accrual of interest at the rate of 2.0% per month. As of the filing date, the Company expects to have to make two months of Registration Delay Payments (approximately $260,000 in the aggregate) prior to curing the Effectiveness Failure.